CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
CURRENT ASSETS:
Cash and cash equivalents	$ 3,444	$ 4,864
Restricted cash	231	648
Marketable securities (Note 4)	134	136
Trade receivables (net of allowance for doubtful accounts of $ 49 at December 31, 2014 and 2015)	4,485	$ 579
Deferred tax asset (Note 11)	40
Other accounts receivable and prepaid expenses (Note 5)	103	$ 75
Total current assets	8,437	6,302
LONG-TERM ASSETS:
Severance pay fund	668	604
PROPERTY AND EQUIPMENT, NET (Note 6)	160	118
OTHER ASSETS:
Intangible assets, net (Note 7)	4,461	389
Goodwill (Note 8)	8,298	3,479
Total other assets	12,759	3,868
Total assets	22,024	10,892
CURRENT LIABILITIES:
Trade payables	3,297	254
Accrued expenses and other liabilities (Note 9)	3,505	$ 2,252
Deferred tax liability (Note 11)	142
Deferred revenues	1,826	$ 1,706
Liabilities of discontinued operations (Note 1b)	105	282
Total current liabilities	8,875	$ 4,494
LONG-TERM LIABILITIES:
Liabilities related to Vexigo acquisition (Note 3)	5,624
Accrued severance pay	798	$ 712
Deferred tax liability (Note 11)	578	54
Total long-term liabilities	$ 7,000	$ 766
COMMITMENTS AND CONTINGENT LIABILITIES (Note 10)
SHAREHOLDERS' EQUITY (Note 13):
Ordinary shares of NIS 0.01 par value - Authorized: 12,000,000 shares at December 31, 2014 and 2015; Issued: 4,678,064 and 8,048,780 shares at December 31, 2014 and 2015, respectively; Outstanding: 4,672,664 and 8,043,380 shares at December 31, 2014 and 2015, respectively	$ 21	$ 13
Additional paid-in capital	25,648	20,400
Treasury shares (5,400 Ordinary shares at December 31, 2014 and 2015)	(29)	(29)
Accumulated other comprehensive loss	(8)	(8)
Accumulated deficit	(19,483)	(14,744)
Total shareholders' equity	6,149	5,632
Total liabilities and shareholders' equity	$ 22,024	$ 10,892